Related Party Transactions (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales to				$ 6,128,900
D Mobile [Member]
Sales to				5,478,900
PPUS [Member]
Sales to				$ 650,000